                                  THE MUNDER FUNDS
                          SUPPLEMENT DATED MARCH 26, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                                 CLASS K SHARES OF:

  MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER GROWTH OPPORTUNITIES FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP
     EQUITY FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
    GLOBAL FINANCIAL SERVICES FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE
  BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE
    INTERMEDIATE BOND FUND, MUNDER CASH INVESTMENT FUND, MUNDER TAX-FREE MONEY
              MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


                 CHANGE OF NAME FOR TAX-FREE INTERMEDIATE BOND FUND

The name of the Tax-Free Intermediate Bond Fund has been changed to the Tax-Free Short-Intermediate Bond Fund.

The section entitled "Goal and Principal Investments" for Tax-Free Intermediate Bond Fund under the "FUND CHOICES--What Funds Are Offered?" section in the Prospectus is deleted in its entirety and replaced with the following:

                       TAX-FREE SHORT-INTERMEDIATE BOND FUND

       GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.
       - Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.
       - Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.
       -    The Fund invests in Michigan Municipal Obligations from time to time.
       - The Fund generally buys obligations with remaining maturities of five years or less.
       - The Fund's dollar-weighted average maturity will generally be between two and five years.
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                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                          SUPPLEMENT DATED MARCH 26, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                                 CLASS Y SHARES OF:

  MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER GROWTH OPPORTUNITIES
   FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER
     MULTI-SEASON GROWTH FUND, MUNDER NETNET FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
    GLOBAL FINANCIAL SERVICES FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE
  BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE
 INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT
   FUND, MUNDER MONEY MARKET FUND, MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER
                          U.S. TREASURY MONEY MARKET FUND


                 CHANGE OF NAME FOR TAX-FREE INTERMEDIATE BOND FUND

The name of the Tax-Free Intermediate Bond Fund has been changed to the Tax-Free Short-Intermediate Bond Fund.

The section entitled "Goal and Principal Investments" for Tax-Free Intermediate Bond Fund under the "FUND CHOICES--What Funds Are Offered?" section in the Prospectus is deleted in its entirety and replaced with the following:

                       TAX-FREE SHORT-INTERMEDIATE BOND FUND

       GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.
       - Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.
       - Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.
       - The Fund invests in Michigan Municipal Obligations from time to time.
       - The Fund generally buys obligations with remaining maturities of five years or less.
       - The Fund's dollar-weighted average maturity will generally be between two and five years.


                                 CHANGE OF ADDRESS

Please send your Account Application by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.


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                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                          SUPPLEMENT DATED MARCH 26, 1999
           TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 27, 1998

MUNDER BALANCED FUND, MUNDER EQUITY SELECTION FUND, MUNDER GROWTH & INCOME FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY
 FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER NETNET FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH
   FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND, MUNDER FRAMLINGTON HEALTHCARE FUND,
     MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT
  INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER
  CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND, MUNDER TAX-FREE MONEY MARKET
                FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


                 CHANGE OF NAME FOR TAX-FREE INTERMEDIATE BOND FUND

The name of the Tax-Free Intermediate Bond Fund has been changed to the Tax-Free Short-Intermediate Bond Fund.

                           INVESTMENT ADVISORY AGREEMENT

       The second paragraph of the "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS" section in the Statement of Additional Information is deleted in its entirety and replaced with the following:

       The Funds have entered into Investment Advisory Agreements (the "Advisory Agreements") with the Advisor on behalf of each Fund of the Company, the Trust and Framlington. The Advisory Agreements have been approved by the Boards of Directors/Trustees and by the shareholders of each Fund.